Employment and Compensation Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 4,909
Exercises in period (in shares)		2,416,534
Vesting period	5 years
Incentive Award Plan 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized grants (in shares)		60,000,000
Stock options not granted (in shares)	37,302,599	37,302,599	35,475,302
Unrecognized compensation cost		$ 6,873	$ 19,637
Recognition period of unrecognized compensation cost	2 years 1 month 6 days	2 years 7 months 6 days
Exercises in period (in shares)			0
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Contractual term	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Contractual term	10 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercises in period (in shares)	3,715,455
Tax benefit from the exercised options	$ 1,372